Commodity and Other Derivative Contractual Assets and Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Commodity and Other Derivative Contractual Assets and Liabilities as Reported in the Balance Sheets

Substantially all derivative contractual assets and liabilities are accounted for under mark-to-market accounting consistent with accounting standards related to derivative instruments and hedging activities. The following tables provide detail of derivative contractual assets and liabilities as reported in our condensed consolidated balance sheets at September 30, 2017 and December 31, 2016. Derivative asset and liability totals represent the net value of the contract, while the balance sheet totals represent the gross value of the contract.

	September 30, 2017
	Derivative Assets		Derivative Liabilities
	Commodity Contracts	Interest Rate Swaps	Commodity Contracts	Interest Rate Swaps	Total
Current assets	$181	$—	$1	$—	$182
Noncurrent assets	120	9	—	—	129
Current liabilities	(2)	(7)	(53)	(10)	(72)
Noncurrent liabilities	—	—	(26)	(6)	(32)

Net assets (liabilities)	$299	$2	$(78)	$(16)	$207

	December 31, 2016
	Derivative Assets		Derivative Liabilities
	Commodity Contracts	Interest Rate Swaps	Commodity Contracts	Interest Rate Swaps	Total
Current assets	$350	$—	$—	$—	$350
Noncurrent assets	46	17	—	1	64
Current liabilities	—	(12)	(330)	(17)	(359)
Noncurrent liabilities	—	—	(2)	—	(2)

Net assets (liabilities)	$396	$5	$(332)	$(16)	$53

Substantially all derivative contractual assets and liabilities are accounted for under mark-to-market accounting consistent with accounting standards related to derivative instruments and hedging activities. The following tables provide detail of derivative contractual assets and liabilities as reported in the consolidated balance sheets at December 31, 2016 and 2015. Derivative asset and liability totals represent the net value of the contract, while the balance sheet totals represent the gross value of the contract.

	Successor
	December 31, 2016
	Derivative Assets		Derivative Liabilities
	Commodity contracts	Interest rate swaps	Commodity contracts	Interest rate swaps	Total
Current assets	$350	$—	$—	$—	$350
Noncurrent assets	46	17	—	1	64
Current liabilities	—	(12)	(330)	(17)	(359)
Noncurrent liabilities	—	—	(2)	—	(2)

Net assets (liabilities)	$396	$5	$(332)	$(16)	$53

	Predecessor
	December 31, 2015
	Derivative Assets		Derivative Liabilities
	Commodity contracts	Interest rate swaps	Commodity contracts	Interest rate swaps	Total
Current assets	$465	$—	$—	$—	$465
Noncurrent assets	10	—	—	—	10
Current liabilities	—	—	(203)	—	(203)
Noncurrent liabilities	—	—	(1)	—	(1)

Net assets (liabilities)	$475	$—	$(204)	$—	$271

Schedule of Pretax Effect of Derivative Gains (Losses) on Net Income, Including Realized and Unrealized Effects

The following table presents the pretax effect of derivative gains (losses) on net income, including realized and unrealized effects:

	Successor	Predecessor	Successor	Predecessor
Derivative (condensed statements of consolidated income (loss) presentation)	Three Months Ended September 30, 2017	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2017	Nine Months Ended September 30, 2016
Commodity contracts (Operating revenues) (a)	$166	$—	$333	$—
Commodity contracts (Fuel, purchased power costs and delivery fees) (a)	9	—	3	—
Commodity contracts (Net gain from commodity hedging and trading activities) (a)	—	239	—	194
Interest rate swaps (Interest expense and related charges) (b)	(4)	—	(24)	—

Net gain (loss)	$171	$239	$312	$194

(a)	Amount represents changes in fair value of positions in the derivative portfolio during the period, as realized amounts related to positions settled are assumed to equal reversals of previously recorded unrealized amounts.
(b)	Includes unrealized mark-to-market net gains as well as the net realized effect on interest paid/accrued, both reported in Interest Expense and Related Charges (see Note 7).

The following table presents the pretax effect of derivatives on net income (gains (losses)), including realized and unrealized effects:

	Successor	Predecessor
	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
Derivative (statements of consolidated income (loss) presentation)			2015	2014
Commodity contracts (Operating revenues) (a)	$(92)	$—	$—	$—
Commodity contracts (Fuel, purchased power costs and delivery fees) (a)	21	—	—	—
Commodity contracts (Net gain (loss) from commodity hedging and trading activities) (a)	—	194	380	17
Interest rate swaps (Interest expense and related charges) (b)	(11)	—	—	(128)
Interest rate swaps (Reorganization items) (Note 4)	—	—	—	(277)

Net gain (loss)	$(82)	$194	$380	$(388)

(a)	Amount represents changes in fair value of positions in the derivative portfolio during the period, as realized amounts related to positions settled are assumed to equal reversals of previously recorded unrealized amounts.
(b)	Includes unrealized mark-to-market net gain (loss) as well as the net realized effect on interest paid/accrued, both reported in Interest Expense and Related Charges (see Note 11).

Offsetting Assets and Liabilities

The following tables reconcile our derivative assets and liabilities on a contract basis to net amounts after taking into consideration netting arrangements with counterparties and financial collateral:

	September 30, 2017				December 31, 2016
	Derivative Assets and Liabilities	Offsetting Instruments (a)	Cash Collateral (Received) Pledged (b)	Net Amounts	Derivative Assets and Liabilities	Offsetting Instruments (a)	Cash Collateral (Received) Pledged (b)	Net Amounts
Derivative assets:
Commodity contracts	$299	$(64)	$(9)	$226	$396	$(193)	$(20)	$183
Interest rate swaps	2	—	—	2	5	—	—	5

Total derivative assets	301	(64)	(9)	228	401	(193)	(20)	188

Derivative liabilities:
Commodity contracts	(78)	64	1	(13)	(332)	193	136	(3)
Interest rate swaps	(16)	—	—	(16)	(16)	—	—	(16)

Total derivative liabilities	(94)	64	1	(29)	(348)	193	136	(19)

Net amounts	$207	$—	$(8)	$199	$53	$—	$116	$169

(a)	Amounts presented exclude trade accounts receivable and payable related to settled financial instruments.
(b)	Represents cash amounts received or pledged pursuant to a master netting arrangement, including fair value-based margin requirements and, to a lesser extent, initial margin requirements.

The following tables reconcile our derivative assets and liabilities as presented in the condensed consolidated balance sheets to net amounts after taking into consideration netting arrangements with counterparties and financial collateral:

	Successor				Predecessor
	December 31, 2016				December 31, 2015
	Amounts Presented in Balance Sheet	Offsetting Instruments (a)	Financial Collateral (Received) Pledged (b)	Net Amounts	Amounts Presented in Balance Sheet	Offsetting Instruments (a)	Financial Collateral (Received) Pledged (b)	Net Amounts
Derivative assets:
Commodity contracts	$396	$(193)	$(20)	$183	$475	$(145)	$(147)	$183
Interest rate swaps	5	—	—	5	—	—	—	—

Total derivative assets	401	(193)	(20)	188	475	(145)	(147)	183

Derivative liabilities:
Commodity contracts	(332)	193	136	(3)	(204)	145	6	(53)
Interest rate swaps	(16)	—	—	(16)	—	—	—	—

Total derivative liabilities	(348)	193	136	(19)	(204)	145	6	(53)

Net amounts	$53	$—	$116	$169	$271	$—	$(141)	$130

(a)	Amounts presented exclude trade accounts receivable and payable related to settled financial instruments.
(b)	Financial collateral consists entirely of cash margin deposits.

Schedule of Gross Notional Amounts of Derivative Volumes

The following table presents the gross notional amounts of derivative volumes at September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016
Derivative type	Notional Volume		Unit of Measure
Natural gas (a)	1,420	1,282	Million MMBtu
Electricity	106,190	75,322	GWh
Congestion Revenue Rights (b)	96,269	126,573	GWh
Coal	4	12	Million US tons
Fuel oil	19	34	Million gallons
Uranium	450	25	Thousand pounds
Interest rate swaps — floating/fixed (c)	$3,000	$3,000	Million US dollars

(a)	Represents gross notional forward sales, purchases and options transactions, locational basis swaps and other natural gas transactions.
(b)	Represents gross forward purchases associated with instruments used to hedge electricity price differences between settlement points within ERCOT.
(c)	Includes notional amounts of interest rate swaps that became effective in January 2017 and have maturity dates through July 2023.

The following table presents the gross notional amounts of derivative volumes at December 31, 2016 and 2015:

	Successor	Predecessor
	December 31, 2016	December 31, 2015
Derivative type	Notional Volume	Notional Volume	Unit of Measure
Natural gas (a)	1,282	1,489	Million MMBtu
Electricity	75,322	58,022	GWh
Congestion Revenue Rights (b)	126,573	106,260	GWh
Coal	12	10	Million US tons
Fuel oil	34	35	Million gallons
Uranium	25	75	Thousand pounds
Interest rate swaps — Floating/Fixed (c)	$3,000	$—	Million US dollars

(a)	Represents gross notional forward sales, purchases and options transactions, locational basis swaps and other natural gas transactions.
(b)	Represents gross forward purchases associated with instruments used to hedge electricity price differences between settlement points within ERCOT.
(c)	Successor period includes notional amounts of interest rate swaps that become effective in January 2017 and have maturity dates through July 2023.

Credit Risk-Related Contingent Features of Derivatives

The following table presents the commodity derivative liabilities subject to credit risk-related contingent features that are not fully collateralized:

	September 30, 2017	December 31, 2016
Fair value of derivative contract liabilities (a)	$(41)	$(31)
Offsetting fair value under netting arrangements (b)	22	13
Cash collateral and letters of credit	1	1

Liquidity exposure	$(18)	$(17)

(a)	Excludes fair value of contracts that contain contingent features that do not provide specific amounts to be posted if features are triggered, including provisions that generally provide the right to request additional collateral (material adverse change, performance assurance and other clauses).
(b)	Amounts include the offsetting fair value of in-the-money derivative contracts and net accounts receivable under master netting arrangements.